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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: RK Capital Management, LLC
Address: 3033 E. First Avenue, Suite 307, Denver, CO  80206

Form 13F File Number: 028-12689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert T. Ammann
Title: Chief Compliance Officer
Phone: (303) 394-0101

Signature, Place, and Date of Signing:


/s/ Robert T. Ammann               Denver, Colorado                  May 5, 2008


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 41
Form 13F Information Table Value Total: $122,100  (thousands)

We omitted confidential information from this public form 13F report and filed it separately with the Securities and Exchange Commission requesting that the SEC grant our confidentiality request.

List of Other Included Managers: None.

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                           FORM 13F INFORMATION TABLE

                                                                                                               Voting Authority
                       Title of               Value    Shares or           Put/  Investment   Other     ---------------------------
Name of Issuer          Class      Cusip    (x 1,000)  PRN Amount  SH/PRN  Call  Discretion  Managers       Sole      Shared   None
-----------------------------------------------------------------------------------------------------------------------------------
ACACIA RSRCH-TECHLGY     COM     003881307    2,481      431,394     SH             Sole                  431,394
ALPHARMA                 CL A    020813101    3,014      115,000     SH             Sole                  115,000
ART TECHNOLOGY GROUP     COM     04289L107    4,260    1,098,000     SH             Sole                1,098,000
AMER SCIENCE & ENGNR     COM     029429107    6,805      124,700     SH             Sole                  124,700
ASPECT MED SYSTEMS       COM     045235108    2,569      421,100     SH             Sole                  421,100
AXT                      COM     00246W103    1,837      385,022     SH             Sole                  385,022
NATUS MEDICAL            COM     639050103    5,761      317,400     SH             Sole                  317,400
BALCHEM                  COM     057665200    5,813      253,635     SH             Sole                  253,635
CERADYNE                 COM     156710105    1,652       51,700     SH             Sole                   51,700
COINSTAR                 COM     19259P300    3,591      127,602     SH             Sole                  127,602
DYNAMEX                  COM     26784F103    3,518      139,062     SH             Sole                  139,062
ENDO PHARMACEUTICALS     COM     29264F205    3,859      161,200     SH             Sole                  161,200
EXPONENT                 COM     30214U102    2,535       77,178     SH             Sole                   77,178
GAIAM                    CL A    36268Q103    2,184      126,100     SH             Sole                  126,100
GSE SYSTEMS              COM     36227K106    1,014      125,500     SH             Sole                  125,500
HERITAGE-CRYSTAL CLE     COM     42726M106    1,565      100,000     SH             Sole                  100,000
ICON PLC ADR             ADR     45103T107    1,915       29,507     SH             Sole                   29,507
INSPIRE PHARM            COM     457733103    2,221      576,835     SH             Sole                  576,835
KV PHARMACEUTICAL CO     CL A    482740206    3,771      151,100     SH             Sole                  151,100
MULTI-COLOR              COM     625383104    2,488      111,250     SH             Sole                  111,250
STEINWAY INSTRUMENTS     COM     858495104    3,716      130,300     SH             Sole                  130,300
MAGNETEK                 COM     559424106    2,516      731,400     SH             Sole                  731,400
MANTECH INT'L            CL A    564563104    2,127       46,900     SH             Sole                   46,900
MIPS TECHNOLOGIES        COM     604567107    1,590      401,600     SH             Sole                  401,600
MSC INDUSTRL DIRECT      CL A    553530106      917       21,700     SH             Sole                   21,700
MATRIXX INITIATIVES      COM     57685L105    4,219      288,200     SH             Sole                  288,200
NVE                      COM     629445206    4,545      184,000     SH             Sole                  184,000
OSI SYSTEMS              COM     671044105    3,352      145,600     SH             Sole                  145,600
OSHKOSH TRUCK            COM     688239201    1,633       45,000     SH             Sole                   45,000
POWERSECURE INTL         COM     73936N105    2,541      215,900     SH             Sole                  215,900
PSYCHIATRIC SOLUTNS      COM     74439H108    3,477      102,500     SH             Sole                  102,500
QUANTUM                  COM     747906204    4,296    2,007,381     SH             Sole                2,007,381
SCHAWK                   CL A    806373106    2,621      163,900     SH             Sole                  163,900
SUPERIOR ENERGY          COM     868157108    1,208       30,500     SH             Sole                   30,500
SURMODICS                COM     868873100    1,449       34,600     SH             Sole                   34,600
STANDARD PARKING         COM     853790103    3,734      178,172     SH             Sole                  178,172
STANLEY                  COM     854532108    2,595       88,100     SH             Sole                   88,100
TRANSACT TECH            COM     892918103    1,243      253,100     SH             Sole                  253,100
TENNANT                  COM     880345103    6,505      163,400     SH             Sole                  163,400
WEBSITE PROS             COM     94769V105    2,303      234,300     SH             Sole                  234,300
WEST PHARM SVCS          COM     955306105    2,660       60,150     SH             Sole                   60,150
CONFIDENTIAL INFORMATION
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